ADVANCES FOR FUTURE CAPITAL INCREASE	12 Months Ended
Dec. 31, 2019
ADVANCES FOR FUTURE CAPITAL INCREASE
ADVANCES FOR FUTURE CAPITAL INCREASE

NOTE 31 - ADVANCE FOR FUTURE CAPITAL INCREASE

	12/31/2019	12/31/2018
Government Contribution for Future Capital Increase	46,452	3,580,852
Acquisition of equity interest CEEE / CGTEE	3,401	262,210
HPP Xingó	161	12,437
Federal Fund for Electrification - Law No. 5,073/66	150	11,540
Banabuí - Fortaleza Transmission Line	57	4,426
Transmission line in the State of Bahia	25	1,947
	50,246	3,873,412

On December 30, 2019 there was a capital increase of Eletrobras' shareholders (approved on February 17, 2020) in the amount of R$ 7,751,940, through the issuance of 201,792,299 new common shares, for the unit price of R$ 35.72 and 14,504,511 new class "B" preferred shares, for the unit price of R$ 37.50, all of which being new book-entry shares with no par value, for private subscription by the Company's shareholders. Of this amount, R$ 4,148,795 for the capitalization of AFAC and R$ 3,603,145 through direct contribution from shareholders. With the issuance of the new shares, corresponding to 77.61% of the capital increase, the minimum amount to be subscribed was reached, thus making it possible to partially approve the capital increase.

This transaction was ratified at the 177th Extraordinary General Meeting on February 17, 2020, in which Eletrobras' capital stock will be R$ 39,057,271 divided into 1,288,842,596 common shares, 146,920 class "A" preferred shares and 279,941,394 class "B" preferred shares.